Marketable securities	12 Months Ended
Dec. 31, 2019
Disclosure Of Marketable Securities [Abstract]
Marketable securities [Text Block]

5. Marketable securities

Marketable securities are classified as FVTPL financial instruments and, as a result, are measured at fair market value each reporting period with any change in fair value recognized through the statement of comprehensive income (loss).

On July 31, 2018, the Company received 1,125,000 common shares of Cobalt 27 Capital Corp. ("Cobalt 27") (Note 7).

	# of shares	Value $

Marketable securities at December 31, 2017	-	-
Received on sale of net smelter return royalty (Note 7)	1,125,000	8,325,000
Sale of securities	(311,800)	(2,307,320)
Fair market value adjustment	-	(3,334,120)
Marketable securities at December 31, 2018	813,200	2,683,560

Sale of securities	(813,200)	(6,017,680)
Fair market value adjustment	-	3,334,120
Marketable securities at December 31, 2019	-	-

During the year ended December 31, 2019, the Company sold 813,200 common shares (2018 - 311,800) for net proceeds of $3,335,330 (2018 - $1,438,980) and accordingly, the Company recorded a realized loss of $2,682,350 (2018 - $868,340).